Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies
Tonnage tax included in operating expenses	$ 0.3	$ 0.2	$ 0.2